Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Net remeasurement of post employment plans
– group	£ 33	£ 456	£ 649
– associates and joint ventures	2	2	(8)
– non-controlling interests	0	1	3
Tax on post employment plans	1	(91)	(122)
Other comprehensive income that will not be reclassified to profit or loss, net of tax, Total	36	368	522
Exchange differences on translation of foreign operations
– group	274	(631)	105
– associates and joint ventures	19	3	120
– non-controlling interests	55	(72)	35
Net investment hedges	(93)	91	(224)
Tax on exchange differences - group	(19)	7	(2)
Tax on exchange differences - non-controlling interests	0	2	0
Effective portion of changes in fair value of cash flow hedges
Tax on effective portion of changes in fair value of cash flow hedges	(11)	14	(3)
Hyperinflation adjustment	(22)	11	47
Tax on hyperinflation adjustment	6	(11)	(21)
Other comprehensive income that may be reclassified to profit or loss, net of tax, Total	251	(644)	129
Other comprehensive profit/(loss), net of tax, for the year	287	(276)	651
Profit for the year	3,337	3,144	2,772
Total comprehensive income for the year	3,624	2,868	3,423
Attributable to:
Equity shareholders of the parent company - continuing operations	3,392	2,815	3,330
Equity shareholders of the parent company - discontinued operations	0	0	(55)
Non-controlling interests	232	53	148
Cash flow hedges
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	79	(57)	(29)
Cash flow hedges | Associates
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	(6)	(15)	5
Cash flow hedges | Foreign currency debt risk
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	180	(64)	(8)
– recycled to income statement	(82)	6	(42)
Cash flow hedges | Currency exchange risk
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	(86)	22	(26)
– recycled to income statement	45	(7)	142
Cash flow hedges | Commodity price risk
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	(9)	0	0
– recycled to income statement	£ 0	£ 0	£ 1